UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21292
                                                    -----------

                            Ned Davis Research Funds
               -------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               -------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
               -------------------------------------------------
                     (Name and address of agent for service)


       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                   Date of reporting period: December 31, 2005
                                             -----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                    NED DAVIS RESEARCH ASSET ALLOCATION FUND

                                  ANNUAL REPORT
                                DECEMBER 31, 2005





TO OUR SHAREHOLDERS,

      The Sarbanes-Oxley Act requires a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

      Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

      Enclosed are the audited financial statements and the investment portfolio as of December 31, 2005 with a description of factors that affected the performance during the past year.

PERFORMANCE DISCUSSION

      For the year 2005, the Standard & Poor's 500 Index returned +4.91%, and the Lehman Long U.S. Government Bond Index returned +6.61%. Both indices returns were also well below their historical annualized returns of +10.48% and +8.55%, respectively over the past 13 years. Further, last year's spread between stocks and bonds of 170 basis points was the narrowest since 1992. During environments of narrow spreads between stocks and bonds, momentum-based models such as ours have a greater propensity to produce unprofitable whipsaws and higher transaction costs. Consequently, our asset allocation shifts contributed negatively to performance in 2005.

      For the most part, the equity selection environment was more favorable to our momentum-based strategy, as rising global demand and hurricanes led to strong leadership trends in oil and gas in Q1 and Q3. For the year, however, these favorable selection trends were not enough to overcome the negative contribution of our asset allocation shifts. For 2005, the Fund's AAA shares returned +2.03%, versus its benchmark's 60% Standard & Poor's 500 Index, 40% Lehman Brothers Long U.S. Government Bond Index Composite total return of +5.78%.

      Given the Fund's asset level, ongoing transactional and operating costs, and limited marketability, the Board of Trustees of the Ned Davis Research Funds on January 13, 2006 voted to liquidate the Fund, and distribute the assets to shareholders.

                                Sincerely yours,


                                /s/ Bruce N. Alpert
                                Bruce N. Alpert
                                President

February 13, 2006

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE NED DAVIS RESEARCH
 ASSET ALLOCATION FUND, 60% S&P 500 INDEX, 40% LEHMAN BROTHERS LONG U.S. GOVT.
    BOND INDEX, S&P 500 INDEX AND LEHMAN BROTHERS LONG U.S. GOVT. BOND INDEX

     Ned Davis Research Asset     60% S&P 500 Index,
          Allocation Fund        40% Lehman Brothers                            Lehman Brothers
        (Class AAA Shares)     Long U.S. Govt. Bond Index   S&P 500 Index     Long U.S. Govt. Bond
3/31/03     $10,000                    $10,000                $10,000             $10,000
12/31/03     12,049                     12,017                 13,287              10,111
12/31/04     12,601                     13,182                 14,731              10,914
12/31/05     12,857                     13,919                 15,455              11,635

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


COMPARATIVE RESULTS
--------------------------------------------------------------------------------

                AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2005
                ------------------------------------------------

                                         CLASS AAA         CLASS A         CLASS B          CLASS C          CLASS I
                                         ---------         -------         -------          -------          -------
  Fourth Quarter ....................     0.07%            0.07%           (0.10)%          (0.10)%           0.15%
                                                          (5.69)(a)        (5.10)(b)        (1.10)(b)
  One Year ..........................     2.03             2.03             1.28             1.28             2.28
                                                          (3.87)(a)        (3.72)(b)         0.28(b)
  Since Inception (03/31/03) ........     9.54             9.57             8.72             8.72             9.83
                                                           7.24(a)          7.46(b)          8.72(b)

     RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. IN LIGHT OF RECENT MARKET VOLATILITY, CURRENT RETURNS MAY BE HIGHER OR LOWER THAN THE RETURNS STATED HEREIN. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND
     DISTRIBUTIONS, AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT WHEN SHARES ARE REDEEMED THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. IF THE EXPENSES HAD NOT BEEN LIMITED, RETURNS WOULD HAVE BEEN LOWER. VISIT WWW.GABELLI.COM FOR CURRENT PERFORMANCE AS OF THE MOST RECENT MONTH END. THE FUND OFFERS SEVERAL CLASSES OF SHARES, EACH WITH DIFFERENT EXPENSE CHARACTERISTICS. THE S&P 500 INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE. THE LEHMAN BROTHERS LONG U.S. GOVERNMENT BOND INDEX IS A MARKET VALUE WEIGHTED INDEX THAT TRACKS THE PERFORMANCE OF FIXED-RATE, PUBLICLY PLACED, DOLLAR-DENOMINATED OBLIGATIONS. INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, CHARGES, AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.
 (a) INCLUDES THE NET EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
 (b) INCLUDES THE EFFECT OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE AT THE END OF THE PERIOD SHOWN FOR CLASS B AND CLASS C SHARES, RESPECTIVELY. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
--------------------------------------------------------------------------------

NED DAVIS RESEARCH ASSET ALLOCATION FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from July 1, 2005 through December 31, 2005
                                                                   EXPENSE TABLE
================================================================================

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2005.

                 Beginning         Ending       Annualized     Expenses
               Account Value   Account Value     Expense     Paid During
                 07/01/05         12/31/05        Ratio        Period*
--------------------------------------------------------------------------------
NED DAVIS RESEARCH ASSET ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA      $1,000.00          $1,012.60       4.13%        $20.95
Class A        $1,000.00          $1,012.50       4.13%        $20.95
Class B        $1,000.00          $1,008.50       4.88%        $24.71
Class C        $1,000.00          $1,008.50       4.88%        $24.71
Class I        $1,000.00          $1,014.20       3.88%        $19.70

HYPOTHETICAL 5% RETURN
Class AAA      $1,000.00          $1,004.39       4.13%        $20.87
Class A        $1,000.00          $1,004.39       4.13%        $20.87
Class B        $1,000.00          $1,000.60       4.88%        $24.61
Class C        $1,000.00          $1,000.60       4.88%        $24.61
Class I        $1,000.00          $1,005.65       3.88%        $19.61

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of December 31, 2005:


NED DAVIS RESEARCH ASSET ALLOCATION FUND

U.S. Government Obligations .......................  32.9%
Financial Services ................................  16.5%
Health Care .......................................   8.1%
Energy and Utilities ..............................   7.8%
Transportation ....................................   5.2%
Exchange Traded Funds .............................   4.4%
U.S. Government Agency Obligations ................   4.2%
Computer Software and Services ....................   2.2%
Retail ............................................   1.9%
Diversified Industrial ............................   1.7%
Business Services .................................   1.7%
Metals and Mining .................................   1.4%
Computer Hardware .................................   1.2%
Electronics .......................................   1.1%
Consumer Products .................................   1.1%
Real Estate .......................................   0.8%
Wireless Communications ...........................   0.8%
Building and Construction .........................   0.7%
Equipment and Supplies ............................   0.6%
Environmental Services ............................   0.5%
Automotive ........................................   0.4%
Real Estate Investment Trusts .....................   0.2%
Hotels and Gaming .................................   0.2%
Telecommunications ................................   0.2%
Aerospace .........................................   0.1%
Paper and Forest Products .........................   0.1%
Consumer Services .................................   0.1%
Other Assets and Liabilities - (Net) ..............   3.9%
                                                    ------
                                                    100.0%
                                                    ======

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED SEPTEMBER 30, 2005. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI
(800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.


PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities are available without charge, upon request, (i) by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

--------------------------------------------------------------------------------
                   2005 TAX NOTICE TO SHAREHOLDERS (Unaudited)
For the fiscal year ended December 31, 2005, the Fund paid to shareholders ordinary income dividends (comprised of short-term capital gains) totaling $0.5000 per share and a long-term capital gain distribution totaling $0.1310 per share which is designated as a capital gain dividend. For the fiscal year ended December 31, 2005, 18.71% of the ordinary income dividends qualify for the dividends received deduction available to corporations and 17.95% of the ordinary income distributions was qualified dividend income.

U.S.  GOVERNMENT INCOME:
The percentage of the ordinary income dividends paid by the Fund during fiscal year 2005 which was derived from U.S. Treasury securities was 0.00%.
--------------------------------------------------------------------------------

NED DAVIS RESEARCH ASSET ALLOCATION FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2005
================================================================================

                                                              MARKET
     SHARES                                  COST              VALUE
     ------                                  ----             -------

              COMMON STOCKS -- 59.0%
              AEROSPACE -- 0.1%
        100   Boeing Co. ................ $    6,481         $    7,024
                                          ----------         ----------
              AUTOMOTIVE -- 0.4%
        200   Cummins Inc. ..............     17,862             17,946
        100   Oshkosh Truck Corp. .......      4,422              4,459
        100   PACCAR Inc. ...............      6,975              6,923
                                          ----------         ----------
                                              29,259             29,328
                                          ----------         ----------
              BUILDING AND CONSTRUCTION -- 0.7%
        200   Dycom Industries Inc.+ ....      4,275              4,400
        100   Florida Rock Industries Inc.     5,191              4,906
        100   Granite Construction Inc. .      3,857              3,591
        100   Hughes Supply Inc. ........      3,843              3,585
        100   Martin Marietta Materials Inc.   7,595              7,672
        200   Simpson Manufacturing Co. Inc.   7,726              7,270
        200   Vulcan Materials Co. ......     13,940             13,550
                                          ----------         ----------
                                              46,427             44,974
                                          ----------         ----------
              BUSINESS SERVICES -- 1.7%
        400   Advisory Board Co.+ .......     20,031             19,068
        100   Digital Insight Corp.+ ....      3,036              3,202
        400   Fluor Corp. ...............     26,286             30,904
        100   Iron Mountain Inc.+ .......      4,244              4,222
        400   Jacobs Engineering
                Group Inc.+ .............     25,214             27,148
        100   Paychex Inc.                     4,004              3,812
        200   Robert Half
                International Inc. ......      7,747              7,578
        200   Shaw Group Inc.+ ..........      5,353              5,818
        200   URS Corp.+ ................      8,090              7,522
                                          ----------         ----------
                                             104,005            109,274
                                          ----------         ----------
              COMPUTER HARDWARE -- 1.2%
        300   Electronics for Imaging Inc.+    8,110              7,983
        200   Hewlett-Packard Co. .......      5,543              5,726
        200   Imation Corp. .............      9,074              9,214
      2,000   Intel Corp. ...............     52,806             49,920
        200   QLogic Corp.+ .............      6,520              6,502
                                          ----------         ----------
                                              82,053             79,345
                                          ----------         ----------
              COMPUTER SOFTWARE AND SERVICES -- 2.2%
        200   ANSYS Inc.+ ...............      7,494              8,538
        200   Cadence Design Systems Inc.+     3,176              3,384
        400   Citrix Systems Inc.+ ......      9,258             11,512
        300   Digitas Inc.+ .............      3,354              3,756
        100   DST Systems Inc.+ .........      5,988              5,991
        300   EarthLink Inc.+ ...........      3,588              3,333
        200   Electronic Data Systems Corp.    4,658              4,808
        900   EMC Corp.+ ................     12,276             12,258
        100   Fair Isaac Corp. ..........      4,413              4,417
        100   Hyperion Solutions Corp.+ .      3,588              3,582
      1,600   Microsoft Corp. ...........     41,933             41,840
        100   NVIDIA Corp.+ .............      3,607              3,656

                                                              MARKET
     SHARES                                  COST              VALUE
     ------                                  ----             -------

        200   Websense Inc.+ ............ $   10,417         $   13,128
        600   Yahoo! Inc.+ ..............     20,355             23,508
                                          ----------         ----------
                                             134,105            143,711
                                          ----------         ----------
              CONSUMER PRODUCTS -- 1.1%
        300   Altria Group Inc. .........     22,162             22,416
        300   Avery Dennison Corp. ......     17,118             16,581
        100   Emerson Electric Co. ......      6,910              7,470
        400   Procter & Gamble Co. ......     22,079             23,152
                                          ----------         ----------
                                              68,269             69,619
                                          ----------         ----------
              CONSUMER SERVICES -- 0.1%
        100   Dollar Thrifty Automotive
                Group Inc.+ .............      3,741              3,607
                                          ----------         ----------
              DIVERSIFIED INDUSTRIAL -- 1.7%
      2,500   General Electric Co. ......     86,664             87,625
        400   Jacuzzi Brands Inc.+ ......      3,304              3,360
        700   Tyco International Ltd. ...     20,241             20,202
                                          ----------         ----------
                                             110,209            111,187
                                          ----------         ----------
              ELECTRONICS -- 1.1%
        300   Advanced Micro Devices Inc.+     8,616              9,180
        300   AMETEK Inc. ...............     12,407             12,762
        100   Analog Devices Inc. .......      3,669              3,587
        700   Emulex Corp.+ .............     14,077             13,853
        400   Intersil Corp., Cl. A .....     10,176              9,952
        300   Linear Technology Corp. ...     11,038             10,821
        100   Microchip Technology Inc. .      3,223              3,215
        200   Texas Instruments Inc. ....      6,435              6,414
                                          ----------         ----------
                                              69,641             69,784
                                          ----------         ----------
              ENERGY AND UTILITIES -- 7.8%
        100   Allegheny Energy Inc.+ ....      3,187              3,165
        200   American Electric Power
                Co. Inc. ................      7,448              7,418
        100   Anadarko Petroleum Corp. ..      9,745              9,475
        100   BP plc, ADR ...............      6,909              6,422
        700   Chevron Corp. .............     40,001             39,739
        600   ConocoPhillips ............     39,363             34,908
        500   Cooper Cameron Corp.+ .....     20,828             20,700
        200   Duke Energy Corp. .........      5,506              5,490
        200   E.ON AG, ADR ..............      6,895              6,904
        200   Edison International ......      8,901              8,722
        600   El Paso Corp. .............      7,235              7,296
      2,600   Exxon Mobil Corp. .........    147,470            146,042
        200   FMC Technologies Inc.+ ....      8,498              8,584
        100   Frontier Oil Corp. ........      4,099              3,753
        600   Halliburton Co. ...........     37,395             37,176
        100   Hydril+ ...................      6,716              6,260
        200   Kinder Morgan Inc. ........     18,875             18,390
        100   Nabors Industries Ltd.+ ...      7,192              7,575
        500   NSTAR .....................     14,529             14,350
        100   Oil States International
                Inc.+ ...................      3,471              3,168

                 See accompanying notes to financial statements.

NED DAVIS RESEARCH ASSET ALLOCATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2005
================================================================================

                                                              MARKET
     SHARES                                  COST              VALUE
     ------                                  ----             -------

              COMMON STOCKS (CONTINUED)
              ENERGY AND UTILITIES (CONTINUED)
        400   Schlumberger Ltd. ..........$   39,534         $   38,860
        100   Sunoco Inc. ................     8,059              7,838
        200   Todco, Cl. A ...............     8,758              7,612
        100   Total SA, ADR ..............    11,512             12,640
        100   TXU Corp. ..................     4,461              5,019
        100   Unisource Energy Corp. .....     3,148              3,120
        100   Valero Energy Corp. ........     5,249              5,160
        200   Western Gas Resources Inc. .     9,842              9,418
        100   Whiting Petroleum Corp.+ ...     4,257              4,000
        200   Williams Companies Inc. ....     4,775              4,634
        400   Wisconsin Energy Corp. .....    15,768             15,624
                                          ----------         ----------
                                             519,626            509,462
                                          ----------         ----------
              ENVIRONMENTAL SERVICES -- 0.5%
        500   Republic Services Inc. .....    18,331             18,775
        100   Stericycle Inc.+ ...........     6,222              5,888
        200   Waste Management Inc. ......     6,026              6,070
                                          ----------         ----------
                                              30,579             30,733
                                          ----------         ----------
              EQUIPMENT AND SUPPLIES -- 0.6%
        200   American Power Conversion Corp.  4,622              4,400
        100   Caterpillar Inc. ...........     5,729              5,777
        400   Lennox International Inc. ..    10,650             11,280
        200   Toro Co. ...................     8,582              8,754
        200   Watsco Inc. ................    10,085             11,962
                                          ----------         ----------
                                              39,668             42,173
                                          ----------         ----------
              EXCHANGE TRADED FUNDS -- 4.4%
      4,100   Health Care Select
                Sector SPDR ..............   128,178            130,052
     11,500   iShares MSCI Japan Index ...   132,090            155,480
                                          ----------         ----------
                                             260,268            285,532
                                          ----------         ----------
              FINANCIAL SERVICES -- 16.5%
        200   A.G. Edwards Inc. ..........     9,187              9,372
        100   Affiliated Managers
                Group Inc.+ ..............     7,816              8,025
        300   Allied Capital Corp. .......     8,139              8,811
        300   Allstate Corp. .............    16,630             16,221
        500   American Capital Strategies
                Ltd. .....................    19,099             18,105
        400   American International
                Group Inc. ...............    25,435             27,292
      1,300   Apollo Investment Corp. ....    24,732             23,309
        600   Assurant Inc. ..............    25,137             26,094
        500   Bank of America Corp. ......    22,259             23,075
        200   Bank of New York Co. Inc. ..     6,565              6,370
        400   Bear Stearns Companies Inc.     41,837             46,212
        100   BlackRock Inc., Cl. A ......    11,107             10,848
        600   Brown & Brown Inc. .........    16,419             18,324
        200   CapitalSource Inc. .........     4,745              4,480
        100   Chubb Corp. ................     9,661              9,765

                                                              MARKET
     SHARES                                  COST              VALUE
     ------                                  ----             -------

        100   CIGNA Corp. ................$   11,292         $   11,170
        400   CIT Group Inc. .............    18,471             20,712
      2,300   Citigroup Inc. .............   104,238            111,619
        200   E*TRADE Financial Corp.+ ...     3,469              4,172
        400   Eaton Vance Corp. ..........    11,200             10,944
        300   Federated Investors Inc.,
                Cl. B ....................    11,110             11,112
        200   First American Corp. .......     8,936              9,060
        300   Franklin Resources Inc. ....    27,943             28,203
        500   Genworth Financial Inc.,
                Cl. A ....................    15,989             17,290
        400   Goldman Sachs Group Inc. ...    46,363             51,084
        100   HCC Insurance Holdings Inc.      3,030              2,968
        200   ING Groep NV, ADR ..........     6,443              6,964
        100   Investment Technology
                Group Inc.+ ..............     4,055              3,544
        400   Janus Capital Group Inc. ...     7,752              7,452
        700   Jefferies Group Inc. .......    30,015             31,486
      1,100   JPMorgan Chase & Co. .......    41,297             43,659
        300   LaBranche & Co. Inc.+ ......     3,511              3,033
        100   LandAmerica Financial
                Group Inc. ...............     6,484              6,240
        400   Lehman Brothers Holdings Inc.   42,527             51,268
        300   Mellon Financial Corp. .....     9,875             10,275
        800   Merrill Lynch & Co. Inc. ...    47,149             54,184
        400   MetLife Inc. ...............    19,850             19,600
        600   Moody's Corp. ..............    32,388             36,852
        600   Morgan Stanley .............    31,819             34,044
        100   Nasdaq Stock Market Inc.+ ..     4,277              3,518
        400   National Financial
                Partners Corp. ...........    20,122             21,020
        100   Nationwide Financial
                Services Inc., Cl. A .....     4,093              4,400
        200   Northern Trust Corp. .......    10,419             10,364
        200   Nuveen Investments, Cl. A ..     8,177              8,524
        100   Philadelphia Consolidated
                Holding Corp.+ ...........     9,694              9,669
        100   Progressive Corp. ..........    11,922             11,678
        300   Prudential Financial Inc. ..    21,866             21,957
        700   Raymond James Financial Inc.    23,992             26,369
        100   RLI Corp. ..................     5,302              4,987
        200   SAFECO Corp. ...............    11,446             11,300
        600   Schwab (Charles) Corp. .....     8,222              8,802
        200   SEI Investments Co. ........     7,800              7,400
        100   St. Paul Travelers
                Companies Inc. ...........     4,539              4,467
        200   StanCorp Financial Group Inc.   10,554              9,990
        300   State Street Corp. .........    17,077             16,632
        400   UBS AG .....................    35,352             38,060
        100   W.R. Berkley Corp. .........     4,771              4,762
        100   Watson Wyatt & Co.
                Holdings, Cl. A ..........     2,776              2,790
                                          ----------         ----------
                                           1,016,375          1,069,927
                                          ----------         ----------

                 See accompanying notes to financial statements.

NED DAVIS RESEARCH ASSET ALLOCATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2005
================================================================================

                                                              MARKET
     SHARES                                  COST              VALUE
     ------                                  ----             -------

              COMMON STOCKS (CONTINUED)
              HEALTH CARE -- 8.1%
        100   Aetna Inc. .................$    9,702         $    9,431
        300   AFLAC Inc. .................    14,450             13,926
        100   American Healthways Inc.+ ..     4,466              4,525
        400   AmerisourceBergen Corp. ....    14,995             16,560
        700   Amgen Inc.+ ................    56,885             55,202
        200   Baxter International Inc. ..     7,750              7,530
        200   Cardinal Health Inc. .......    11,820             13,750
        300   Caremark Rx Inc.+ ..........    13,782             15,537
        100   Covance Inc.+ ..............     4,848              4,855
        200   Coventry Health Care Inc.+      11,409             11,392
        300   DaVita Inc.+ ...............    14,679             15,192
        200   Express Scripts Inc.+ ......    11,428             16,760
        300   Genzyme Corp.+ .............    21,776             21,234
        300   Gilead Sciences Inc.+ ......    14,940             15,789
        100   Health Net Inc.+ ...........     5,192              5,155
        600   Hospira Inc.+ ..............    26,667             25,668
        400   Johnson & Johnson ..........    27,032             24,040
        100   Lincare Holdings Inc.+ .....     4,175              4,191
        300   McKesson Corp. .............    13,840             15,477
        300   Medco Health Solutions Inc.+    14,636             16,740
        300   MedImmune Inc.+ ............     9,742             10,506
      1,000   Medtronic Inc. .............    57,186             57,570
        700   Pfizer Inc. ................    19,160             16,324
        200   Pharmaceutical Product
                Development Inc. .........    11,350             12,390
        200   Psychiatric Solutions Inc.+      9,841             11,748
        100   ResMed Inc.+ ...............     4,178              3,831
        300   Respironics Inc.+ ..........    11,545             11,121
        300   St. Jude Medical Inc.+ .....    15,287             15,060
        700   UnitedHealth Group Inc. ....    37,378             43,498
        200   Varian Medical Systems Inc.+    10,255             10,068
        300   WellPoint Inc.+ ............    23,248             23,937
                                          ----------         ----------
                                             513,642            529,007
                                          ----------         ----------
              HOTELS AND GAMING -- 0.2%
        100   Choice Hotels International
                Inc. .....................     3,985              4,176
        100   Marriott International Inc.,
                Cl. A ....................     6,733              6,697
                                          ----------         ----------
                                              10,718             10,873
                                          ----------         ----------
              METALS AND MINING -- 1.4%
        800   Alcoa Inc. .................    22,860             23,656
        100   Companhia Vale do Rio Doce,
                ADR ......................     4,432              4,114
        200   Freeport-McMoRan Copper &
                Gold Inc., Cl. B .........    10,685             10,760
        200   Nucor Corp. ................    13,615             13,344
        100   Reliance Steel &
                Aluminum Co. .............     6,271              6,112
        200   Rio Tinto plc, ADR .........    30,557             36,558
                                          ----------         ----------
                                              88,420             94,544
                                          ----------         ----------

                                                              MARKET
     SHARES                                  COST              VALUE
     ------                                  ----             -------

              PAPER AND FOREST PRODUCTS -- 0.1%
        100   Temple-Inland Inc. .........$    4,428         $    4,485
                                          ----------         ----------
              REAL ESTATE -- 0.8%
        600   CB Richard Ellis Group Inc.,
                Cl. A+ ...................    30,403             35,310
        200   Florida East Coast
                Industries Inc. ..........     8,639              8,474
        100   St. Joe Co. ................     6,612              6,722
        100   Trammell Crow Co.+ .........     2,583              2,565
                                          ----------         ----------
                                              48,237             53,071
                                          ----------         ----------
              REAL ESTATE INVESTMENT TRUSTS -- 0.2%
        200   Camden Property Trust ......    11,748             11,584
                                          ----------         ----------
              RETAIL -- 1.9%
        200   Abercrombie & Fitch Co.,
                Cl. A ....................    12,546             13,036
        400   AnnTaylor Stores Corp.+ ....    13,554             13,808
        200   Chico's FAS Inc.+ ..........     8,722              8,786
        200   J.C. Penney Co. Inc. .......    10,746             11,120
        100   Kohl's Corp.+ ..............     4,654              4,860
        200   Limited Brands Inc. ........     4,535              4,470
        600   Men's Wearhouse Inc.+ ......    17,654             17,664
        100   Nordstrom Inc. .............     3,641              3,740
        400   Pacific Sunwear of
                California Inc.+ .........     9,845              9,968
        500   Payless ShoeSource Inc.+ ...    12,164             12,550
        200   Wal-Mart Stores Inc. .......     9,676              9,360
        400   Walgreen Co. ...............    18,533             17,704
                                          ----------         ----------
                                             126,270            127,066
                                          ----------         ----------
              TELECOMMUNICATIONS -- 0.2%
        300   Telephone & Data Systems
                Inc. .....................    10,964             10,809
                                          ----------         ----------
              TRANSPORTATION -- 5.2%
        600   Burlington Northern
                Santa Fe Corp. ...........    33,418             42,492
        500   C.H. Robinson Worldwide Inc.    18,446             18,515
        200   CNF Inc. ...................    11,311             11,178
        800   CSX Corp. ..................    36,109             40,616
        100   EGL Inc.+ ..................     3,653              3,757
        200   Expeditors International of
                Washington Inc. ..........    13,738             13,502
        200   FedEx Corp. ................    19,721             20,678
        200   Forward Air Corp. ..........     7,402              7,330
        400   GATX Corp. .................    14,898             14,432
        200   J.B. Hunt Transport
                Services Inc. ............     4,490              4,528
        100   Kirby Corp.+ ...............     5,385              5,217
        700   Laidlaw International Inc.      15,544             16,261
        100   Landstar System Inc. .......     4,347              4,174
        900   Norfolk Southern Corp. .....    35,069             40,347
        200   Pacer International Inc. ...     5,214              5,212

                 See accompanying notes to financial statements.

NED DAVIS RESEARCH ASSET ALLOCATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2005
================================================================================

                                                              MARKET
     SHARES                                  COST              VALUE
     ------                                  ----             -------

              COMMON STOCKS (CONTINUED)
              TRANSPORTATION (CONTINUED)
        100   Ryder System Inc. ..........$    4,178         $    4,102
        600   Union Pacific Corp. ........    42,814             48,306
        400   United Parcel Service
                Inc., Cl. B ..............    30,688             30,060
        200   Wabtec Corp. ...............     5,293              5,380
                                          ----------         ----------
                                             311,718            336,087
                                          ----------         ----------
              WIRELESS COMMUNICATIONS -- 0.8%
        100   American Tower Corp., Cl. A+     2,509              2,710
        800   China Mobile (Hong Kong)
                Ltd., ADR ................    17,022             19,232
        300   Nextel Partners Inc., Cl. A+     7,794              8,382
        900   Vodafone Group plc, ADR ....    20,780             19,323
                                          ----------         ----------
                                              48,105             49,647
                                          ----------         ----------
              TOTAL COMMON STOCKS ........ 3,694,956          3,832,853
                                          ----------         ----------
    PRINCIPAL
      AMOUNT
    ---------
              U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.2%
              FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 4.2%
  $ 126,000     5.000%, 04/15/15 .........   127,674            128,137
    116,000     6.625%, 11/15/30 .........   140,180            143,511
                                          ----------         ----------
              TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS .......   267,854            271,648
                                          ----------         ----------
              U.S. GOVERNMENT OBLIGATIONS -- 32.9%
              U.S. TREASURY BILLS -- 18.4%
  1,198,000   U.S. Treasury Bill,
                3.770%++, 01/19/06 ....... 1,196,078          1,196,078
                                          ----------         ----------
              U.S. TREASURY BONDS -- 14.5%
     97,000     7.250%, 05/15/16 .........   118,250            119,136
    156,000     8.750%, 05/15/17 .........   212,558            214,269
    181,000     8.750%, 05/15/20 .........   256,151            259,728
    280,000     6.250%, 05/15/30 .........   339,342            347,834
                                          ----------         ----------
                                             926,301            940,967
                                          ----------         ----------
              TOTAL U.S. GOVERNMENT
                OBLIGATIONS .............. 2,122,379          2,137,045
                                          ----------         ----------
              TOTAL
                INVESTMENTS -- 96.1% .....$6,085,189          6,241,546
                                          ==========
              OTHER ASSETS AND LIABILITIES (NET) -- 3.9%        253,115
                                                             ----------
              NET ASSETS -- 100.0% .................         $6,494,661
                                                             ==========
----------------
 +    Non-income producing security.
 ++   Represents annualized yield at date of purchase.
 ADR  American Depository Receipt
 SPDR Standard & Poor's Depository Receipts

                 See accompanying notes to financial statements.

                     NED DAVIS RESEARCH ASSET ALLOCATION FUND


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005
================================================================================

ASSETS:
  Investments, at value (cost $6,085,189) ........$6,241,546
  Cash ...........................................   301,058
  Dividends and interest receivable ..............    13,018
  Receivable for Fund shares sold ................     6,125
  Other assets ...................................     1,513
                                                  ----------
  TOTAL ASSETS ................................... 6,563,260
                                                  ----------
LIABILITIES:
  Payable for distribution fees ..................     2,631
  Payable for Fund shares redeemed ...............    21,672
  Payable for investment advisory fees ...........     5,602
  Payable for trustees' fees .....................     3,000
  Payable for shareholder communications expenses     13,472
  Payable for legal and audit fees ...............    14,577
  Other accrued expenses .........................     7,645
                                                  ----------
  TOTAL LIABILITIES ..............................    68,599
                                                  ----------
  NET ASSETS applicable to 576,904
    shares outstanding ...........................$6,494,661
                                                  ==========
NET ASSETS CONSIST OF:
  Shares of beneficial interest, each class
    at $0.001 par value ..........................$      577
  Additional paid-in capital ..................... 6,389,791
  Accumulated distributions in excess of net
    realized gains on investments and
    futures contracts ............................   (52,064)
  Net unrealized appreciation on investments .....   156,357
                                                  ----------
  NET ASSETS .....................................$6,494,661
                                                  ==========
SHARES OF BENEFICIAL INTEREST:
  CLASS AAA:
  Net Asset Value, offering and redemption
    price per share ($2,000,048 / 176,503 shares
    outstanding; unlimited number of shares
    authorized) ..................................    $11.33
                                                      ======
  CLASS A:
  Net Asset Value and redemption price per
    share ($1,612,487 / 142,208 shares
    outstanding; unlimited number of
    shares authorized) ...........................    $11.34
                                                      ======
  Maximum offering price per share (NAV / 0.9425,
    based on maximum sales charge of 5.75%
    of the offering price) .......................    $12.03
                                                      ======
  CLASS B:
  Net Asset Value and offering price per share
    ($373,570  /  33,722 shares outstanding;
    unlimited number of shares authorized) .......    $11.08(a)
                                                      ======
  CLASS C:
  Net Asset Value and offering price per share
    ($1,786,312 / 161,222 shares outstanding;
    unlimited number of shares authorized) .......    $11.08(a)
                                                      ======
  CLASS I:
  Net Asset Value, offering and redemption price
    per share ($722,244 / 63,249 shares outstanding;
    unlimited number of shares authorized) .......    $11.42
                                                      ======
-----------------------
(a) Redemption price varies based on the length of time held.



STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
================================================================================
INVESTMENT INCOME:
  Dividends ...................................... $  74,963
  Interest .......................................   110,389
                                                   ---------
  TOTAL INVESTMENT INCOME ........................   185,352
                                                   ---------
EXPENSES:
  Investment advisory fees .......................    80,137
  Distribution fees - Class AAA ..................     5,979
  Distribution fees - Class A ....................     5,624
  Distribution fees - Class B ....................     3,888
  Distribution fees - Class C ....................    22,247
  Shareholder communications expenses ............    49,670
  Custodian fees .................................    40,701
  Trustees' fees .................................    31,205
  Registration fees ..............................    30,567
  Legal and audit fees ...........................    27,094
  Shareholder services fees ......................    11,851
  Interest expense ...............................       638
  Miscellaneous expenses .........................    12,157
                                                   ---------
  TOTAL EXPENSES .................................   321,758
                                                   ---------
  LESS:
    Expense reimbursements (see Note 3) ..........   (19,425)
    Custodian fee credits ........................   (11,105)
                                                   ---------
  TOTAL REIMBURSEMENTS AND CREDITS ...............   (30,530)
                                                   ---------
  TOTAL NET EXPENSES .............................   291,228
                                                   ---------
  NET INVESTMENT LOSS ............................  (105,876)
                                                   ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FUTURES CONTRACTS:
  Net realized gain on investments ...............   507,016
  Net realized loss on futures contracts .........   (97,418)
  Net change in unrealized appreciation/
    depreciation on investments and
    futures contracts ............................  (193,238)
                                                   ---------
  NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS AND FUTURES CONTRACTS .........   216,360
                                                   ---------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS .............................. $ 110,484
                                                   =========


                 See accompanying notes to financial statements.

                    NED DAVIS RESEARCH ASSET ALLOCATION FUND


STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                                  YEAR ENDED           YEAR ENDED
                                                                              DECEMBER 31, 2005     DECEMBER 31, 2004
                                                                              -----------------     -----------------
OPERATIONS:
  Net investment loss .........................................................  $  (105,876)          $   (52,357)
  Net realized gain on investments and futures contracts ......................      409,598               102,518
  Net change in unrealized appreciation/depreciation on investments
    and futures contracts .....................................................     (193,238)              (48,380)
                                                                                 -----------           -----------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........................      110,484                 1,781
                                                                                 -----------           -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net realized gain on investment transactions
    Class AAA .................................................................     (106,416)              (40,030)
    Class A ...................................................................      (85,587)              (34,796)
    Class B ...................................................................      (20,212)               (6,174)
    Class C ...................................................................      (95,955)              (34,867)
    Class I ...................................................................      (37,832)              (11,436)
                                                                                 -----------           -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS .........................................     (346,002)             (127,303)
                                                                                 -----------           -----------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
    Class AAA .................................................................     (869,535)             (997,125)
    Class A ...................................................................     (920,070)             (835,906)
    Class B ...................................................................      (58,678)              (40,840)
    Class C ...................................................................     (646,030)             (283,483)
    Class I ...................................................................     (105,006)              (40,092)
                                                                                 -----------           -----------
  Net decrease in net assets from shares of beneficial interest transactions ..   (2,599,319)           (2,197,446)
                                                                                 -----------           -----------
  REDEMPTION FEES .............................................................           72                    --
                                                                                 -----------           -----------
  NET DECREASE IN NET ASSETS ..................................................   (2,834,765)           (2,322,968)
                                                                                 -----------           -----------
NET ASSETS:
  Beginning of period .........................................................    9,329,426            11,652,394
                                                                                 -----------           -----------
  End of period (including undistributed net investment income of
    $0 and $0, respectively) ..................................................  $ 6,494,661           $ 9,329,426
                                                                                 ===========           ===========



                 See accompanying notes to financial statements.

NED DAVIS RESEARCH ASSET ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS
================================================================================
1. ORGANIZATION. Ned Davis Research Asset Allocation Fund (the "Fund"), a series of Ned Davis Research Funds (the "Trust") was organized on January 30, 2003 as a Delaware statutory trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund commenced investment operations on March 31, 2003. The Fund's primary objective is capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price

NED DAVIS RESEARCH ASSET ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At December 31, 2005, there were no open repurchase agreements.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are included in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At December 31, 2005, there were no open futures contracts.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating net asset value ("NAV") per share of each class, investment income, realized and unrealized gains and losses, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset shown as "custodian fee credits".

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing

NED DAVIS RESEARCH ASSET ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

characterizations of distributions made by the Fund. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund and the calculation of net investment income per share in the Financial Highlights excludes these adjustments. For the year ended December 31, 2005, reclassifications were made to decrease accumulated net investment loss by $105,876 and decrease accumulated net realized gain on investments by $107,844 with an offsetting adjustment to paid-in capital.

The tax character of distributions paid during the fiscal years ended December 31, 2005 and December 31, 2004 was as follows:

                                            YEAR ENDED          PERIOD ENDED
                                         DECEMBER 31, 2005    DECEMBER 31, 2004
                                         -----------------    -----------------
DISTRIBUTIONS PAID FROM:
Ordinary income
  (inclusive of short-term capital gains)   $276,153             $110,350
Long-term capital gains .................     71,817               16,953
                                            --------             --------
Total distributions paid ................   $347,970             $127,303
                                            ========             ========

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

As of December 31, 2005, the components of accumulated earnings/(losses) on a tax basis were as follows:

            Post October loss .............................   $(13,555)
            Net unrealized appreciation ...................    117,848
                                                              --------
            Total accumulated earnings ....................   $104,293
                                                              ========

The following summarizes the tax cost of investments and related unrealized appreciation (depreciation) at December 31, 2005:

                                                                     GROSS            GROSS         NET UNREALIZED
                                                                  UNREALIZED       UNREALIZED        APPRECIATION/
                                                 COST            APPRECIATION     DEPRECIATION      (DEPRECIATION)
                                                 ----            ------------     ------------      --------------
                  Investments ............... $6,123,698           $203,830          $(85,982)         $117,848

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser. Effective May 1, 2004, the Adviser had agreed to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (exclusive of interest expense) at 2.50%, 2.50%, 3.25%, 3.25%, and 2.25% (2.00%, 2.00%, 2.75%, 2.75%, and 1.75% prior to May 1, 2004) of the value of the Fund's average daily net assets for Class AAA, Class A, Class B, Class C, and Class I, respectively, through April 30, 2005. For the four months ended April 30, 2005, the Adviser's reimbursement to the Fund was $19,425. The Fund is obliged to repay the Adviser for a period of three years following the fiscal year in which the Adviser reimbursed the Fund only to the extent that the operating expenses of the Fund fall below the last applicable expense limitation. As of December 31, 2005, the cumulative amount which the Fund may repay the Adviser is $276,032.

NED DAVIS RESEARCH ASSET ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

The Adviser and the Fund have also entered into a sub-advisory agreement with Ned Davis Research Inc. (the "Sub-Adviser") whereby the Adviser pays the Sub-Adviser a monthly sub-advisory fee based on the average daily net assets of the Fund at a rate of 0.30% of the first $500 million of such average daily net assets and 0.35% of average daily net assets in excess of $500 million. For the year ended December 31, 2005, the Sub-Advisory fees payable by the Adviser were $24,041.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares (other than Class I) pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the year ended December 31, 2005, other than short-term securities, aggregated $24,257,901 and $25,980,386, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the year ended December 31, 2005, Gabelli & Company informed the Fund that it received $7,070 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

7. SHARES OF BENEFICIAL INTEREST. The Fund currently offers five classes of shares -- Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company or through selected broker/dealers without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other Funds distributed by Gabelli & Company. Class I Shares are offered to institutional investors that acquire the Fund directly through Gabelli & Company.

Effective June 15, 2005, the Fund imposed a redemption fee of 2.00% on Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. (From November 1, 2004 through June 14, 2005, the Fund imposed a redemption fee on shares that were redeemed or exchanged within the sixtieth day after the date of a purchase.) The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the year ended December 31, 2005 amounted to $72.

The redemption fee does not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension to implement such systems.

NED DAVIS RESEARCH ASSET ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

Transactions in shares of beneficial interest were as follows:

                                                                        YEAR ENDED                  YEAR ENDED
                                                                     DECEMBER 31, 2005          DECEMBER 31, 2004
                                                                  ---------------------      ----------------------
                                                                   SHARES     AMOUNT          SHARES       AMOUNT
                                                                  --------  -----------      --------   -----------
                                                                         CLASS AAA                 CLASS AAA
                                                                  ---------------------      ----------------------
Shares sold ...................................................     25,620  $   300,698       408,488   $ 4,734,850
Shares issued upon reinvestment of dividends ..................      8,459       96,264         2,545        30,084
Shares redeemed ...............................................   (108,326)  (1,266,497)     (526,050)   (5,762,059)
                                                                  --------  -----------      --------   -----------
  Net decrease ................................................    (74,247) $  (869,535)     (115,017)  $  (997,125)
                                                                  ========  ===========      ========   ===========
                                                                          CLASS A                   CLASS A
                                                                  ---------------------      ----------------------
Shares sold ...................................................     37,869  $   440,398        72,256   $   837,904
Shares issued upon reinvestment of dividends ..................      7,474       85,130         2,909        34,180
Shares redeemed ...............................................   (123,506)  (1,445,598)     (151,831)   (1,707,990)
                                                                  --------  -----------      --------   -----------
  Net decrease ................................................    (78,163) $  (920,070)      (76,666)  $  (835,906)
                                                                  ========  ===========      ========   ===========
                                                                          CLASS B                   CLASS B
                                                                  ---------------------      ----------------------
Shares sold ...................................................        235  $     2,635        12,621   $   144,320
Shares issued upon reinvestment of dividends ..................      1,692       18,827           497         5,750
Shares redeemed ...............................................     (7,051)     (80,140)      (17,396)     (190,910)
                                                                  --------  -----------      --------   -----------
  Net decrease ................................................     (5,124) $   (58,678)       (4,278)  $   (40,840)
                                                                  ========  ===========      ========   ===========
                                                                          CLASS C                   CLASS C
                                                                  ---------------------      ----------------------
Shares sold ...................................................      5,944  $    68,629        74,937   $   857,232
Shares issued upon reinvestment of dividends ..................      8,603       95,751         3,011        34,868
Shares redeemed ...............................................    (70,054)    (810,410)     (106,763)   (1,175,583)
                                                                  --------  -----------      --------   -----------
  Net decrease ................................................    (55,507) $  (646,030)      (28,815)  $  (283,483)
                                                                  ========  ===========      ========   ===========
                                                                          CLASS I                   CLASS I
                                                                  ---------------------      ----------------------
Shares sold ...................................................        293  $     3,500           858   $     9,643
Shares issued upon reinvestment of dividends ..................      3,293       37,769           968        11,419
Shares redeemed ...............................................    (12,334)    (146,275)       (5,275)      (61,154)
                                                                  --------  -----------      --------   -----------
  Net decrease ................................................     (8,748) $  (105,006)       (3,449)  $   (40,092)
                                                                  ========  ===========      ========   ===========

8. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc., the Adviser's parent company, is responding to these requests for documents and testimony. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

10. SUBSEQUENT EVENTS. On January 13, 2006, the Board of Trustees of the Ned Davis Research Funds (the "Trust") voted to liquidate the Ned Davis Research
Asset Allocation Fund (the "Fund"), and distribute the assets to shareholders. The Board agreed that liquidating the Fund is in the best interests of shareholders given its asset level, ongoing transactional and operating costs, and limited marketability. The Fund liquidated on February 10, 2006, and distributed the remaining assets to shareholders of record on a pro rata basis within each Share class.

NED DAVIS RESEARCH ASSET ALLOCATION FUND
FINANCIAL HIGHLIGHTS
================================================================================


Selected data for a share of beneficial interest outstanding throughout each period:

                        INCOME FROM INVESTMENT OPERATIONS              DISTRIBUTIONS
               -----------------------------------------------   --------------------------
                Net                        Net
                Asset                 Realized and     Total        Net
   Period       Value,       Net       Unrealized       from      Realized
   Ended      Beginning   Investment     Gain on     Investment   Gain on        Total
December 31   of Period   (Loss)(a)    Investments   Operations  Investments  Distributions
-----------   ---------   ----------   -----------   ----------  -----------  -------------
CLASS AAA
   2005        $11.72     $(0.13)         $0.37        $0.24      $(0.63)       $(0.63)
   2004         11.36      (0.03)          0.55         0.52       (0.16)        (0.16)
   2003+        10.00      (0.05)          2.10         2.05       (0.69)        (0.69)
CLASS A
   2005        $11.73     $(0.12)         $0.36        $0.24      $(0.63)       $(0.63)
   2004         11.37      (0.03)          0.55         0.52       (0.16)        (0.16)
   2003+        10.00      (0.05)          2.11         2.06       (0.69)        (0.69)
CLASS B
   2005        $11.56     $(0.22)         $0.37        $0.15      $(0.63)       $(0.63)
   2004         11.29      (0.11)          0.54         0.43       (0.16)        (0.16)
   2003+        10.00      (0.11)          2.09         1.98       (0.69)        (0.69)
CLASS C
   2005        $11.56     $(0.21)         $0.36        $0.15      $(0.63)       $(0.63)
   2004         11.30      (0.11)          0.53         0.42       (0.16)        (0.16)
   2003+        10.00      (0.11)          2.10         1.99       (0.69)        (0.69)
CLASS I
   2005        $11.78     $(0.11)         $0.38        $0.27      $(0.63)       $(0.63)
   2004         11.39       0.00(e)        0.55         0.55       (0.16)        (0.16)
   2003+        10.00      (0.03)          2.11         2.08       (0.69)        (0.69)

                                              RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                            ---------------------------------------------------------------------------------

               Net Asset             Net Assets        Net
   Period        Value,                 End of     Investment     Expenses           Expenses        Portfolio
   Ended         End of      Total     Period        Income        Net of              Before        Turnover
December 31      Period     Return++  (in 000's)     (Loss)    Reimbursements(d)  Reimbursements(c)    Rate
-----------    ---------    -------- -----------   ----------  -----------------  -----------------  --------
CLASS AAA
   2005         $11.33        2.0%     $2,000         (1.12)%       3.55%(f)            3.79%          409%
   2004          11.72        4.6       2,940         (0.30)        2.32                2.95           502
   2003+         11.36       20.5       4,155         (0.69)(b)     2.00(b)             4.91(b)        390
CLASS A
   2005         $11.34        2.0%     $1,613         (1.05)%       3.55%(f)            3.79%          409%
   2004          11.73        4.6       2,586         (0.23)        2.32                2.95           502
   2003+         11.37       20.6       3,377         (0.69)(b)     2.00(b)             4.91(b)        390
CLASS B
   2005         $11.08        1.3%     $  374         (1.92)%       4.30%(f)            4.54%          409%
   2004          11.56        3.8         449         (0.98)        3.07                3.70           502
   2003+         11.29       19.8         487         (1.44)(b)     2.75(b)             5.66(b)        390
CLASS C
   2005         $11.08        1.3%     $1,786         (1.85)%       4.30%(f)            4.54%          409%
   2004          11.56        3.7       2,506         (0.96)        3.07                3.70           502
   2003+         11.30       19.9       2,774         (1.44)(b)     2.75(b)             5.66(b)        390
CLASS I
   2005         $11.42        2.3%     $  722         (0.90)%       3.30%(f)            3.54%          409%
   2004          11.78        4.8         848          0.07         2.07                2.70           502
   2003+         11.39       20.8         859         (0.44)(b)     1.75(b)             4.66(b)        390

-----------------
  + From  commencement  of  investment  operations  on March  31,  2003  through
    December 31, 2003.
 ++ Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends and does not reflect applicable sales charges. Total return for the period of less than one year is not annualized.
(a) Per share data is calculated  using the average shares  outstanding  method.
(b) Annualized.
(c) During the periods ended December 31, 2005, December 31, 2004 and December 31, 2003 the Adviser reimbursed certain expenses. If such expense reimbursements had not occurred, the ratio of operating expenses to average net assets would have been as shown.
(d) The fund incurred interest expense for the years ended December 31, 2005 and December 31, 2004. If interest expense had not been incurred, the ratio of expenses to average net assets would have been 3.54% and 2.30% (Class AAA and Class A), respectively, 4.29% and 3.05% (Class B and Class C), respectively, and 3.29% and 2.05% (Class I), respectively.
(e) Amount represents less than $0.005 per share.
(f) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios would be 3.41% (Class AAA and Class A), 4.16% (Class B and Class C) and 3.16% (Class I) for the year ended December 31, 2005.



                 See accompanying notes to financial statements.

NED DAVIS RESEARCH ASSET ALLOCATION FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

To the Shareholders and Board of Trustees of Ned Davis Research Funds

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Ned Davis Research Asset Allocation Fund (the "Fund"), a series of Ned Davis Research Funds, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the Fund's custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ned Davis Research Asset Allocation Fund, a series of Ned Davis Research Funds, at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

As described in Note 10 to the financial statements, in accordance with the Fund's Plan of Liquidation and Dissolution, the Fund ceased operations and began an orderly liquidation effective February 10, 2006.

                                                           /s/ ERNST & YOUNG LLP



Philadelphia, Pennsylvania
February 14, 2006

NED DAVIS RESEARCH ASSET ALLOCATION FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
================================================================================

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about the Ned Davis Research Asset Allocation Fund Trustees and is available, without charge, upon request, by calling
800-GABELLI (800-422-3554) or by writing to the Ned Davis Research Asset Allocation Fund at One Corporate Center, Rye, NY 10580-1422.

                           TERM OF        NUMBER OF
NAME, POSITION(S)        OFFICE AND     FUNDS IN FUND
   ADDRESS 1              LENGTH OF   COMPLEX OVERSEEN   PRINCIPAL OCCUPATION(S)                  OTHER DIRECTORSHIPS
    AND AGE            TIME SERVED 2    BY TRUSTEE      DURING PAST FIVE YEARS                    HELD BY TRUSTEE 5
----------------       -------------  ----------------  ----------------------                    -------------------


INTERESTED TRUSTEES 3:
---------------------
MARIO J. GABELLI         Since 2003          24     Chairman of the Board and Chief Executive      Director of Morgan
Trustee                                             Officer of GAMCO  Investors, Inc. and          Group Holdings, Inc.
Age: 63                                             Chief Investment Officer - Value Portfolios    (holding company)
                                                    of Gabelli Funds, LLC and GAMCO Asset
                                                    Management Inc.; Chairman and Chief
                                                    Executive Officer of Lynch Interactive
                                                    Corporation (multimedia and services)

HENRY G. VAN DER EB,     Since 2003          4      Senior Vice President of GAMCO Investors, Inc.           --
  CFA 4                                             since August 2004; President and CEO of
Chairman                                            Gabelli Mathers Fund since 1999; Senior Vice
Age: 60                                             President and Portfolio Manager of Gabelli Funds,
                                                    LLC and GAMCO Asset Management Inc. since 1999.

NON-INTERESTED TRUSTEES:
-----------------------

ANTHONY J. COLAVITA      Since 2003          34     Partner in the law firm of                              --
Trustee                                             Anthony J. Colavita, P.C.
Age: 70

VINCENT D. ENRIGHT       Since 2003          14     Former Senior Vice President and Chief         Director of Aphton
Trustee                                             Financial Officer of KeySpan Energy            Corporation
Age: 62                                             Corporation                                    (biopharmaceuticals)

ROBERT J. MORRISSEY      Since 2003           7     Partner in the law firm of Morrissey,                   --
Trustee                                             Hawkins & Lynch
Age: 66

ANTHONIE C. VAN EKRIS    Since 2003          18     Chairman of BALMAC International, Inc.                  --
Trustee                                             (commodities and futures trading)
Age: 71

NED DAVIS RESEARCH ASSET ALLOCATION FUND
ADDITIONAL FUND INFORMATION (UNAUDITED) (CONTINUED)
================================================================================

                         TERM OF        NUMBER OF
NAME, POSITION(S)      OFFICE AND     FUNDS IN FUND
   ADDRESS 1            LENGTH OF   COMPLEX OVERSEEN   PRINCIPAL OCCUPATION(S)                      OTHER DIRECTORSHIPS
    AND AGE           TIME SERVED 2    BY TRUSTEE      DURING PAST FIVE YEARS                        HELD BY TRUSTEE 5
----------------      -----------   ----------------   ----------------------                       -------------------
NON-INTERESTED TRUSTEES (CONTINUED):

SALVATORE J. ZIZZA     Since 2003          25      Chairman, Hallmark Electrical                  Director of Hollis
Trustee                                            Supplies Corp.                                 Eden Pharmaceuticals
Age: 60                                                                                           (biotechnology) and
                                                                                                  Earl Scheib, Inc.
                                                                                                  (automotive services)


OFFICERS:

BRUCE N. ALPERT        Since 2003         --       Executive Vice President and Chief Operating                 --
President and Treasurer                            Officer of Gabelli Funds, LLC since 1988 and
Age: 54                                            an officer of all of the registered investment
                                                   companies in the Gabelli Funds complex.
                                                   Director and President of Gabelli Advisers, Inc.
                                                   since 1998.

JAMES E. MCKEE         Since 2003        --        Vice President, General Counsel and Secretary of             --
Secretary                                          GAMCO Investors, Inc. since 1999 and GAMCO
Age: 42                                            Asset Management Inc. since 1993; Secretary
                                                   of all of the registered investment companies
                                                   in the Gabelli Funds complex.

PETER D. GOLDSTEIN     Since 2004        --        Director of Regulatory Affairs for GAMCO Investors, Inc.     --
Chief Compliance Officer                           since 2004; Chief Compliance Officer of all of the
Age: 52                                            registered investment companies in the Gabelli Funds
                                                   complex; Vice President of Goldman Sachs Asset
                                                   Management from 2000 through 2004.




--------------------
 1 Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
 2 Each  Trustee will hold office for an  indefinite  term until the earliest of
   (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund's By-Laws and Agreement and Declaration of Trust. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified. Effective November 15, 2005, Mr. Karl Otto Pohl resigned from the Board of Trustees and now serves as Trustee Emeritus.
 3 "Interested person" of the Fund as defined in the Investment Company Act of 1940. Mr. Gabelli is considered an "interested person" because of his affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser.
 4 Address: 2801 Lakeside Drive, Suite 201, Bannockburn, IL 60015.
 5 This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e. public companies) or other investment companies registered under the 1940 Act.

                            Ned Davis Research Funds
                               NED DAVIS RESEARCH
                             ASSET ALLOCATION FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.


                                BOARD OF TRUSTEES

Henry G. Van der Eb, CFA                      Robert J. Morrissey
SENIOR VICE PRESIDENT                         ATTORNEY-AT-LAW
GAMCO INVESTORS, INC.                         MORRISSEY, HAWKINS & LYNCH

Anthony J. Colavita                           Anthonie C. van Ekris
ATTORNEY-AT-LAW                               MANAGING DIRECTOR
ANTHONY J. COLAVITA, P.C.                     BALMAC INTERNATIONAL, INC.

Vincent D. Enright                            Salvatore J. Zizza
FORMER SENIOR VICE PRESIDENT                  CHAIRMAN
AND CHIEF FINANCIAL OFFICER                   HALLMARK ELECTRICAL
KEYSPAN ENERGY CORP.                          SUPPLIES CORP.

Mario J. Gabelli, CFA
CHAIRMAN AND CHIEF EXECUTIVE OFFICER
GAMCO INVESTORS, INC.


                                    OFFICERS

Bruce N. Alpert                               James E. McKee
PRESIDENT AND TREASURER                       SECRETARY

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER


                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP




--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of Ned Davis Research Asset Allocation Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB1334Q405SR

                                                                  [LOGO OMITTED]

                                                               NED DAVIS
                                                               RESEARCH
                                                               ASSET
                                                               ALLOCATION
                                                               FUND



                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2005

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Trustees has determined that Vincent D. Enright is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $21,600 in 2005 and $17,300 in 2004.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 in 2005 and $0 in 2004.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,600 in 2005 and $3,400 in 2004.

         Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2005 and $0 in 2004.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC ("Gabelli") that provides services to the registrant (a "Covered Services Provider") if the independent auditors' engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to the other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Gabelli and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 100%

                           (d) N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $68,600 in 2005 and $68,400 in 2004.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Ned Davis Research Funds
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     March 8, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert,
                           Principal Executive Officer & Principal
                           Financial Officer


Date     March 8, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.